Share based Compensation - HMHL Share Based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
HMHL Share Option Scheme | Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 32	$ 502